Assets and liabilities held for sale - Schedule of Assets and Liabilities Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current
Cash and cash equivalents	$ 0	$ 9,319	$ 0
Assets held for sale	0	23,019
Current
Liabilities held for sale	$ 0	8,370
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business
Current
Cash and cash equivalents		9,319
Restricted cash		16
Receivable		6
Assets held for sale		14,146
Non current
Property and equipment		1,496
Intangible assets		8,238
Valuation allowance		(861)
Assets classified as held for sale		8,873
Total
Assets classified as held for sale		23,019
Current
Accounts payable and accrued expenses		314
Travel accounts payable		175
Short-term debt and other financial liabilities		5,966
Other liabilities		1,915
Liabilities held for sale		8,370
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business | Nonrelated Party
Current
Other assets and prepaid expenses		2,238
Disposal Group, Held-for-Sale, Not Discontinued Operations | Destination Services Line of Business | Related Party
Current
Receivable		$ 2,567